Fair Value Measurements - Additional Information (Details) - USD ($)	Nov. 19, 2021	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021
Fair Value Measurements
Fair value of warrants		$ 1,290,342	$ 914,514	$ 162,181	$ 4,866,362	$ 7,428,979
Initial fair value at issuance of public and private placement warrants	$ 11,946,116
Private Placement Warrants
Fair Value Measurements
Fair value of warrants		679,404	482,546	90,306	2,500,956	3,820,854
Initial fair value at issuance of public and private placement warrants	6,194,622
Public Warrants
Fair Value Measurements
Fair value of warrants		$ 610,938	$ 431,968	$ 71,875	$ 2,365,406	$ 3,608,125
Initial fair value at issuance of public and private placement warrants	$ 5,751,494
Public Warrants
Fair Value Measurements
Exercise price of warrants	$ 0.80	$ 0.09		$ 0.02		$ 0.502
Fair value of warrants		$ 610,000		$ 70,000.00		$ 3,600,000
Initial fair value at issuance of public and private placement warrants	$ 5,700,000
Public Warrants | Public Warrants
Fair Value Measurements
Fair value of warrants				$ 60,000.00
Private Placement Warrants
Fair Value Measurements
Exercise price of warrants	$ 0.82	$ 0.09		$ 0.02		$ 0.507
Fair value of warrants		$ 680,000		$ 90,000.00		$ 3,800,000
Initial fair value at issuance of public and private placement warrants	$ 6,200,000
Private Placement Warrants | Private Placement Warrants
Fair Value Measurements
Fair value of warrants				$ 80,000.00